SCHEDULE OF ROLL FORWARD OF AGGREGATE FAIR VALUES OF WARRANT LIABILITIES (Details) - Warrant [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value as of January 1, 2023	$ 30,841
Issuance of warrants	14,460	52,956
Exercise of warrants	(11,901)	(16,669)
Change in fair value of warrants	(28,952)	(5,446)
Fair value as of March 31, 2023	$ 4,448	$ 30,841